Share-Based Payment Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Share-Based Payment Arrangements
NOTE 14 – SHARE BASED PAYMENT ARRANGEMENTS
The Company recorded share-based compensation as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Stock options (a)	$58,876	$140,090	$379,464	$387,880
Restricted share units (b)	426,156	308,178	550,029	796,307

Total	$485,032	$448,268	$929,493	$1,184,187

a) Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	866,789	$8.81	7.5
Granted	347,049	4.05	9.8
Forfeited	(256,934)	7.59	8.7
Expired	(91,689)	10.46	2.6
Cancelled	(6,480)	7.45	8.7

Outstanding, September 30, 2022	858,735	$7.03	6.3

At September 30, 2022, 218,803 stock options were exercisable at a weighted average exercise price of $10.96. Exercise prices of stock options range from $2.89 to $18.02 per option. As at September 30, 2022, unrecognized share-based compensation expense related to non-vested
stock options granted is $1,096,732 (December 31, 2021 - $1,824,812).
The weighted average fair value of stock options granted during the nine months ended September 30, 2022 of $855,826, or $2.47 per option, was calculated at the date of grant using the Black-Scholes model with the following weighted average assumptions and inputs: grant date share price of $4.01, exercise price of $4.05, risk-free rate of 2.43%, expected life of 6.5 years, expected volatility of 75%, forfeiture rate of 10%, and no expected dividends. Expected volatility is estimated taking into account historical share price volatility.

b) Restricted Share Units (“RSUs”)
The Company’s obligation to issue shares on the vesting of RSUs is an unfunded and unsecured obligation of the Company. A continuity of RSUs is as follows:

Number of RSUs
Outstanding, December 31, 2021	208,674
Granted	361,768
Exercised	(22,696)
Forfeited	(58,763)
Cancelled	(13,801)

Outstanding, September 30, 2022	475,182

Exercisable at September 30, 2022	151,556

During the nine months ended September 30, 2022, 22,696 common shares were issued on the exercise of 22,696 RSUs at a weighted average share price at exercise of $7.75. The fair value of each RSU is based on the market price of the Company’s common shares on the date of grant and the total fair value of RSUs granted in nine months ended September 30, 2022 was $1,401,156. As at September 30, 2022, unrecognized share-based compensation expense related to non-vested
RSUs granted was $928,048 (December 31, 2021 - $277,686).

NOTE 20 – SHARE-BASED PAYMENT ARRANGEMENTS
The Company has an equity incentive plan (the “Plan”) which allows management to grant incentive stock options, non-statutory stock options, share appreciation rights, restricted share awards, restricted share unit awards, and other share awards to selected directors, employees, and consultants. A maximum of 10% of the issued and outstanding common shares of the Company may be reserved for issuance under the Plan.
The Company recorded share-based compensation as follows.

	Year Ended December 31,
	2021	2020	2019
Stock options (a)	$908,293	$677,452	$820,613
Restricted share units (b)	959,622	776,783	647,748
Total	$1,867,915	$1,454,235	$1,468,361

a)	Stock Options
The board of directors or designated committee set the terms of the share-based payment arrangements under the Plan; however, the general terms of stock options are as follows. The options have a maximum term of 10 years and vest as to 33% on each anniversary date of the date of grant over three years. In limited cases, options vest immediately. For the majority of grants, the exercise price is equal to the closing price of the Company’s common shares on the grant date. On the date the option holder ceases to be employed, vested options are exercisable for a period of three months following that date, and unvested options are forfeited. Compensation is recognized on a graded vesting basis over the vesting period.
Movement in the number of stock options outstanding and their related weighted-average exercise prices were as follows:

	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	2021	2021	2020	2020	2019	2019
Opening balance	423,303	$11.01	349,657	$11.48	95,000	$11.70
Granted	487,775	7.10	153,828	9.99	323,278	11.20
Exercised	–	–	(7,639)	10.50	(50,838)	10.62
Forfeited	(40,088)	9.87	(32,777)	11.52	(17,783)	10.35
Expired	(4,201)	11.03	(6,433)	10.67	–	–
Cancelled	–	–	(33,333)	10.50	–	–
Outstanding at December 31	866,789	$8.81	423,303	$11.01	349,657	$11.48
Exercisable at December 31	275,473	$11.10	161,244	$11.70	17,014	$12.87

The following summarizes information about the Company’s stock options outstanding at December 31, 2021:

	Options Outstanding			Options exercisable
Range of prices	Number	Weighted average exercise price	Weighted average life (years)	Number	Weighted average exercise price

$5.67 - $8.70	506,502	$6.88	9.0	25,389	$6.56

$8.71 - $10.95	200,706	$10.67	4.9	138,622	$10.57

$10.96 - $12.59	104,303	$11.78	6.1	71,461	$11.78

$12.60 - $18.02	55,278	$14.11	6.4	40,001	$14.59

	866,789	$8.81	7.5	275,473	$11.10
At December 31, 2021, if all exercisable options were exercised total cash received would be $3,057,750 (December 31, 2020 - $1,886,555; December 31, 2019 - $1,206,687). Unrecognized share-based compensation expense related to unvested stock options granted was $1,824,812 at December 31, 2021 (December 31, 2020 - $710,934; December 31, 2019 - $1,061,013).
Measurement of fair values for equity-settled arrangements
The weighted average fair value of stock options granted during the year ended December 31, 2021 of $4.25 per option, or $2,061,007 (December 31, 2020 - $4.54 per option or $698,949; December 31, 2019 - $4.91 per option or $1,597,043) was calculated at the grant date using the Black-Scholes model with the following weighted average assumptions and inputs.

	2021	2020	2019

Grant date share price	$ 7.00	$ 8.93	$ 10.88

Exercise price	$ 7.10	$ 9.74	$ 11.13

Risk-free rate	1.32%	0.36%	1.57%

Expected life, years	6.2 years	5.0 years	3.9 years

Expected volatility	75%	66%	54%

Expected dividends	– %	– %	– %

Forfeiture rate	7%	– %	10%
Expected volatility is based on an evaluation of the historical volatility of the Company’s share prices since the Company commenced trading which is a reasonable approximation of the volatility over the expected term of the stock option. The expected term of the options has been based on historical experience and general option holder behavior. The forfeiture rate reflects the anticipated level of forfeitures of options in the future.

b)	Restricted Share Units (“RSUs”)
RSUs are granted to directors, employees and consultants and each RSU entitles the holder to one common share at the end of the vesting period. RSUs have various terms ranging from immediate vesting to vesting on either the first, second or third anniversary of the grant date, or as to 33% on each anniversary date of the grant over three years. Compensation is recognized on a graded vesting basis over the vesting period. The Company issues common shares to the RSU holder equal to the number of vested RSUs at the RSU holders’ request.

The Company’s obligation to issue shares on the vesting of RSUs is an unfunded and unsecured obligation of the Company. A continuity of RSUs is as follows:

Number of RSUs	2021	2020	2019

Outstanding at January 1	222,222	151,790	101,778

Granted	73,164	123,797	71,640

Exercised 1	(71,190)	(35,877)	(11,905)

Forfeited	(7,074)	(3,332)	(9,723)

Withheld 1	(8,448)	(14,156)	–

Outstanding at December 31	208,674	222,222	151,790

Exercisable at December 31	115,468	33,516	32,036

1
71,190 common shares issued on exercise of 79,638 RSUs at a weighted average grant date exercise price of $8.87. Certain RSU holders elected for RSUs exercised to be settled net of any tax withholding obligations.

The fair value of each RSU is based on the market price of the Company’s common shares on the date of grant and the total fair value of RSUs granted in the year ended December 31, 2021 was $528,028 (December 31, 2020 - $1,069,042; December 31, 2019 - $829,976). Unrecognized share-based compensation expense related to unvested RSUs was $277,686 at December 31, 2021 (December 31, 2020 - $807,830; December 31, 2019 - $702,373).